OTHER RECEIVABLES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
OTHER RECEIVABLES.
Other receivables, total amount	$ 8,848
Repat receivables	1 year
Valuation allowance for receivables	$ 0